ACQUISITION (Tables)	9 Months Ended
Sep. 30, 2012
Business Combinations [Abstract]
Pro-forma statement of operations
	For the Nine Months Ended
	September 30,
	2012	2011

NET SALES	$740,907	$4,540,255

COST OF SALES	566,925	4,275,990

GROSS MARGIN	173,982	264,265

Total Selling, General and
Administrative Expenses	6,907,605	291,265

LOSS FROM OPERATIONS	(6,733,623)	(27,000)

OTHER INCOME (EXPENSES)

Interest expense	(75,459)	—

Total Other Income (Expenses)	(75,459)	—

LOSS BEFORE INCOME TAXES	(6,809,082)	(27,000)

INCOME TAX EXPENSE	—	—

NET LOSS	$(6,809,082)	$(27,000)

BASIC AND DILUTED:
Net loss per common share	$(0.68)	$(0.05)

Weighted average shares outstanding	9,983,335	512,167